Accumulated other comprehensive loss (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 17,175	$ 36,994
Gains from hedging financial instruments	$ 19,819
Loss from hedging financial instruments		$ 18,641	$ 9,693